IFRS 7 Disclosure (Details Narrative) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
MarketRisk [Line Items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	7 days
Positive trading days	89.00%
Percentage of P&C deposits in bank's total funding	75.00%
100 bps increase [member]
MarketRisk [Line Items]
EVE Sensitivity	$ (1,284)	$ (1,368)	$ (1,625)
Increase (decrease) to economic value of shareholders equity from prior period	(84)
NII Sensitivity	2,000	1,857	2,299
Increase (decrease) to net interest income from last period	143
100 bps decrease [member]
MarketRisk [Line Items]
EVE Sensitivity	543	338	143
Increase (decrease) to economic value of shareholders equity from prior period	205
NII Sensitivity	(1,481)	$ (1,101)	$ (934)
Increase (decrease) to net interest income from last period	$ 380